INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF INVENTORIES

A summary of the Company’s inventories is as follows:

	June 30, 2026	December 31, 2025
	$	$
Mineralized material stockpiles	19,493	11,983
Concentrate inventory	36,445	30,172
Supplies inventory	15,938	15,362
Total	71,876	57,517